Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.599%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,079,953.07

Principal:
Principal Collections	$13,219,407.41
Prepayments in Full	$6,452,364.49
Liquidation Proceeds	$262,238.29
Recoveries	$50,822.37
Sub Total	$19,984,832.56
Collections	$21,064,785.63

Purchase Amounts:
Purchase Amounts Related to Principal	$325,182.49
Purchase Amounts Related to Interest	$1,489.30
Sub Total	$326,671.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,391,457.42

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,391,457.42
Servicing Fee	$340,393.01	$340,393.01	$0.00	$0.00	$21,051,064.41
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,051,064.41
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,051,064.41
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,051,064.41
Interest - Class A-3 Notes	$238,921.20	$238,921.20	$0.00	$0.00	$20,812,143.21
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$20,658,849.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,658,849.21
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$20,605,969.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,605,969.46
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$20,566,344.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,566,344.13
Regular Principal Payment	$18,936,384.69	$18,936,384.69	$0.00	$0.00	$1,629,959.44
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,629,959.44
Residual Released to Depositor	$0.00	$1,629,959.44	$0.00	$0.00	$0.00
Total		$21,391,457.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,936,384.69
Total					$18,936,384.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,936,384.69	$63.12	$238,921.20	$0.80	$19,175,305.89	$63.92
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$18,936,384.69	$18.00	$484,720.28	$0.46	$19,421,104.97	$18.46

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$203,337,194.62	0.6777906	$184,400,809.93	0.6146694
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$361,667,194.62	0.3437476	$342,730,809.93	0.3257495

Pool Information
Weighted Average APR	3.183%	3.182%
Weighted Average Remaining Term	36.23	35.42
Number of Receivables Outstanding	27,098	26,433
Pool Balance	$408,471,615.61	$387,881,541.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$383,215,224.54	$363,969,988.74
Pool Factor	0.3633055	0.3449922

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,818,223.12
Yield Supplement Overcollateralization Amount	$23,911,552.74
Targeted Overcollateralization Amount	$45,150,731.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,150,731.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$330,881.45
(Recoveries)		84	$50,822.37
Net Loss for Current Collection Period			$280,059.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8228%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7226%
Second Prior Collection Period			0.7397%
Prior Collection Period			0.9049%
Current Collection Period			0.8440%
Four Month Average (Current and Prior Three Collection Periods)			0.8028%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,322	$7,575,469.80
(Cumulative Recoveries)			$833,727.95
Cumulative Net Loss for All Collection Periods			$6,741,741.85
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5996%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,262.48
Average Net Loss for Receivables that have experienced a Realized Loss			$2,903.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.59%	328	$6,153,050.02
61-90 Days Delinquent	0.23%	46	$908,369.13
91-120 Days Delinquent	0.03%	6	$125,145.67
Over 120 Days Delinquent	0.12%	25	$459,771.72
Total Delinquent Receivables	1.97%	405	$7,646,336.54

Repossession Inventory:
Repossessed in the Current Collection Period		25	$490,591.02
Total Repossessed Inventory		43	$872,671.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2737%
Prior Collection Period			0.2878%
Current Collection Period			0.2913%
Three Month Average			0.2843%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3850%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	26

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer